Other Current Liabilities - Current liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other current liabilities.
Financing fund	€ 58,649	€ 63,320
Payroll and employee benefits payables	23,861	20,750
Accrued expenses	16,183	18,544
Tax payables	10,417	10,285
Due to related companies	8,743	7,115
Customer advances	6,721	6,307
Warrant liabilities	1,190	4,041
Rental payable	137	238
Other	2,104	4,027
Total other current liabilities	€ 128,005	€ 134,627